Guarantor Non-Guarantor Subsidiary Financial Information Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Guarantor - Condensed Consolidating Statements of Operations [Abstract]
Condensed Consolidating Balance Sheet [Table Text Block]
INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2015

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $8, respectively)	$62	$—	$174	$—	$236
Accounts receivable, net	115	1	334	—	450
Intercompany accounts receivable	132	—	154	(286)	—
Intercompany loans receivable	—	—	174	(174)	—
Inventories:
Finished and in-process goods	97	—	121	—	218
Raw materials and supplies	34	—	56	—	90
Other current assets	29	—	24	—	53
Total current assets	469	1	1,037	(460)	1,047
Investments in unconsolidated entities	117	28	21	(130)	36
Deferred income taxes	—	—	13	—	13
Other long-term assets	21	6	21	—	48
Intercompany loans receivable	1,269	6	108	(1,383)	—
Property and equipment, net	559	—	492	—	1,051
Goodwill	65	—	57	—	122
Other intangible assets, net	49	—	16	—	65
Total assets	$2,549	$41	$1,765	$(1,973)	$2,382
Liabilities and Deficit
Current liabilities:
Accounts payable	$148	$—	$238	$—	$386
Intercompany accounts payable	154	—	132	(286)	—
Debt payable within one year	6	—	74	—	80
Intercompany loans payable within one year	174	—	—	(174)	—
Interest payable	80	—	2	—	82
Income taxes payable	7	—	8	—	15
Accrued payroll and incentive compensation	43	—	35	—	78
Other current liabilities	73	—	50	—	123
Total current liabilities	685	—	539	(460)	764
Long-term liabilities:
Long-term debt	3,656	—	42	—	3,698
Intercompany loans payable	93	6	1,284	(1,383)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	429	130	—	(559)	—
Long-term pension and post employment benefit obligations	45	—	179	—	224
Deferred income taxes	6	—	6	—	12
Other long-term liabilities	111	—	50	—	161
Total liabilities	5,025	136	2,100	(2,402)	4,859
Total Hexion Inc. shareholder’s deficit	(2,476)	(95)	(334)	429	(2,476)
Noncontrolling interest	—	—	(1)	—	(1)
Total deficit	(2,476)	(95)	(335)	429	(2,477)
Total liabilities and deficit	$2,549	$41	$1,765	$(1,973)	$2,382

HEXION INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2014

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $16, respectively)	$23	$—	$149	$—	$172
Short-term investments	—	—	7	—	7
Accounts receivable, net	174	—	417	—	591
Intercompany accounts receivable	118	—	138	(256)	—
Intercompany loans receivable	265	—	43	(308)	—
Inventories:
Finished and in-process goods	117	—	173	—	290
Raw materials and supplies	46	—	64	—	110
Other current assets	36	—	37	—	73
Total current assets	779	—	1,028	(564)	1,243
Investments in unconsolidated entities	234	34	29	(249)	48
Deferred income taxes	—	—	18	—	18
Other long-term assets	19	6	28	—	53
Intercompany loans receivable	1,046	28	17	(1,091)	—
Property and equipment, net	534	—	521	—	1,055
Goodwill	65	—	54	—	119
Other intangible assets, net	56	—	25	—	81
Total assets	$2,733	$68	$1,720	$(1,904)	$2,617
Liabilities and Deficit
Current liabilities:
Accounts payable	$142	$—	$284	$—	$426
Intercompany accounts payable	138	—	118	(256)	—
Debt payable within one year	26	—	73	—	99
Intercompany loans payable within one year	43	—	265	(308)	—
Interest payable	81	—	1	—	82
Income taxes payable	6	—	6	—	12
Accrued payroll and incentive compensation	34	—	33	—	67
Other current liabilities	69	—	66	—	135
Total current liabilities	539	—	846	(564)	821
Long-term liabilities:
Long-term debt	3,617	—	61	—	3,678
Intercompany loans payable	36	6	1,049	(1,091)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	705	249	—	(954)	—
Long-term pension and post employment benefit obligations	59	—	219	—	278
Deferred income taxes	8	—	11	—	19
Other long-term liabilities	117	—	54	—	171
Total liabilities	5,081	255	2,240	(2,609)	4,967
Total Hexion Inc shareholder’s deficit	(2,348)	(187)	(518)	705	(2,348)
Noncontrolling interest	—	—	(2)	—	(2)
Total deficit	(2,348)	(187)	(520)	705	(2,350)
Total liabilities and deficit	$2,733	$68	$1,720	$(1,904)	$2,617

Condensed Consolidating Statement of Operations [Table Text Block]
INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2015

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$1,715	$—	$2,603	$(178)	$4,140
Cost of sales	1,528	—	2,190	(178)	3,540
Gross profit	187	—	413	—	600
Selling, general and administrative expense	134	—	172	—	306
Asset impairments	—	—	6	—	6
Business realignment costs	7	—	9	—	16
Other operating expense (income), net	16	—	(4)	—	12
Operating income	30	—	230	—	260
Interest expense, net	317	—	9	—	326
Intercompany interest (income) expense, net	(80)	—	80	—	—
Gain on extinguishment of debt	(41)	—	—	—	(41)
Other non-operating expense (income), net	94	—	(97)	—	(3)
(Loss) income before income tax, earnings from unconsolidated entities	(260)	—	238	—	(22)
Income tax (benefit) expense	(2)	—	36	—	34
(Loss) income before earnings from unconsolidated entities	(258)	—	202	—	(56)
Earnings from unconsolidated entities, net of taxes	218	132	1	(334)	17
Net (loss) income	(40)	132	203	(334)	(39)
Net income attributable to noncontrolling interest	—	—	(1)	—	(1)
Net (loss) income attributable to Hexion Inc.	$(40)	$132	$202	$(334)	$(40)
Comprehensive (loss) income attributable to Hexion Inc.	$(128)	$133	$156	$(289)	$(128)
HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,259		$—	$3,109	$(231)	$5,137
Cost of sales	2,001		—	2,806	(231)	4,576
Gross profit	258		—	303	—	561
Selling, general and administrative expense	102		—	297	—	399
Asset impairments	—		—	5	—	5
Business realignment costs	31		—	16	—	47
Other operating (income) expense, net	(11)		(4)	7	—	(8)
Operating income (loss)	136		4	(22)	—	118
Interest expense, net	300		—	8	—	308
Intercompany interest (income) expense, net	(92)		(1)	93	—	—
Other non-operating expense (income), net	101		—	(69)	—	32
(Loss) income before income tax, (losses) earnings from unconsolidated entities	(173)		5	(54)	—	(222)
Income tax (benefit) expense	(6)		—	28	—	22
(Loss) income before (losses) earnings from unconsolidated entities	(167)		5	(82)	—	(244)
(Losses) earnings from unconsolidated entities, net of taxes	(56)		31	5	40	20
Net (loss) income	(223)		36	(77)	40	(224)
Net loss attributable to noncontrolling interest	—	—	—	1	—	1
Net (loss) income attributable to Hexion Inc.	$(223)		$36	$(76)	$40	$(223)
Comprehensive (loss) income attributable to Hexion Inc.	$(280)		$35	$(81)	$46	$(280)
HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,176	$—	$2,919	$(205)	$4,890
Cost of sales	1,868	—	2,619	(205)	4,282
Gross profit	308	—	300	—	608
Selling, general and administrative expense	76	—	228	—	304
Asset impairments	53	—	128	—	181
Business realignment costs	12	—	9	—	21
Other operating (income) expense, net	(1)	(1)	3	—	1
Operating income (loss)	168	1	(68)	—	101
Interest expense, net	296	—	7	—	303
Intercompany interest (income) expense, net	(103)	(1)	104	—	—
Loss on extinguishment of debt	4	—	2	—	6
Other non-operating (income) expense, net	(45)	—	47	—	2
Income (loss) before income tax, (losses) earnings from unconsolidated entities	16	2	(228)	—	(210)
Income tax expense	361	—	18	—	379
(Loss) income before (losses) earnings from unconsolidated entities	(345)	2	(246)	—	(589)
(Losses) earnings from unconsolidated entities, net of taxes	(226)	(170)	4	409	17
Net loss	(571)	(168)	(242)	409	(572)
Net loss attributable to noncontrolling interest	—	—	1	—	1
Net loss attributable to Hexion Inc.	$(571)	$(168)	$(241)	$409	$(571)
Comprehensive loss attributable to Hexion Inc.	$(583)	$(169)	$(258)	$427	$(583)

Condensed Consolidating Statement of Cash Flows [Table Text Block]
INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2015

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(295)		$19	$508		$(19)	$213
Cash flows provided by (used in) investing activities
Capital expenditures	(91)		—	(84)		—	(175)
Purchase of businesses, net of cash acquired	—		—	(7)		—	(7)
Capitalized interest	(3)		—	(1)		—	(4)
Proceeds from sale of investments, net	—		—	6		—	6
Change in restricted cash	—		—	8		—	8
Proceeds from sale of assets	—		—	17		—	17
Capital contribution to subsidiary	(25)		(17)	—		42	—
Return of capital from subsidiary from sales of accounts receivable	278	(a)	—	—		(278)	—
	159		(17)	(61)		(236)	(155)
Cash flows provided by (used in) financing activities
Net short-term debt repayments	—		—	(3)		—	(3)
Borrowings of long-term debt	500		—	23		—	523
Repayments of long-term debt	(445)		—	(40)			(485)
Net intercompany loan borrowings (repayments)	131		—	(131)		—	—
Capital contribution from parent	—		17	25		(42)	—
Long-term debt and credit facility financing fees	(11)		—	—		—	(11)
Common stock dividends paid	—		(19)	—		19	—
Return of capital to parent from sales of accounts receivable	—		—	(278)	(a)	278	—
	175		(2)	(404)		255	24
Effect of exchange rates on cash and cash equivalents	—		—	(10)		—	(10)
Increase in cash and cash equivalents	39		—	33		—	72
Cash and cash equivalents (unrestricted) at beginning of year	23		—	133		—	156
Cash and cash equivalents (unrestricted) at end of year	$62		$—	$166		$—	$228

(a)
During the year ended December 31, 2015, Hexion Inc. contributed receivables of $278 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2015, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.

HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2014

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(426)		$14	$376		$(14)	$(50)
Cash flows provided by (used in) investing activities
Capital expenditures	(89)		—	(94)		—	(183)
Acquisition of businesses	(52)		—	(12)		—	(64)
Purchase of debt securities, net	—		—	(1)		—	(1)
Change in restricted cash	—		—	(3)		—	(3)
Disbursement of affiliated loan	—		—	(50)		—	(50)
Repayment of affiliated loan	—		—	50		—	50
Funds remitted to unconsolidated affiliates, net	—		—	(2)		—	(2)
Proceeds from sale of assets	20		—	—		—	20
Capital contribution to subsidiary	(30)		(20)	—		50	—
Return of capital from subsidiary from sales of accounts receivable	350	(a)	—	—		(350)	—
	199		(20)	(112)		(300)	(233)
Cash flows provided by (used in) financing activities
Net short-term debt borrowings	7		—	14		—	21
Borrowings of long-term debt	295		—	96		—	391
Repayments of long-term debt	(256)		—	(87)		—	(343)
Net intercompany loan borrowings (repayments)	34		—	(34)		—	—
Capital contribution from parent	—		20	30		(50)	—
Common stock dividends paid	—		(14)	—		14	—
Return of capital to parent from sales of accounts receivable	—		—	(350)	(a)	350	—
	80		6	(331)		314	69
Effect of exchange rates on cash and cash equivalents	—		—	(9)		—	(9)
Decrease in cash and cash equivalents	(147)		—	(76)		—	(223)
Cash and cash equivalents (unrestricted) at beginning of year	170		—	209		—	379
Cash and cash equivalents (unrestricted) at end of year	$23		$—	$133		$—	$156

(a)
During the year ended December 31, 2014, Hexion Inc. contributed receivables of $350 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2014, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.

HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2013

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(173)		$23	$251		$(21)	$80
Cash flows provided by (used in) investing activities
Capital expenditures	(75)		—	(69)		—	(144)
Capitalized interest	—		—	(1)		—	(1)
Purchase of debt securities, net	—		—	(3)		—	(3)
Change in restricted cash	—		—	4		—	4
Funds remitted to unconsolidated affiliates, net	—		—	(13)		—	(13)
Proceeds from sale of assets	—		—	7		—	7
Capital contribution to subsidiary	(31)		(20)	—		51	—
Return of capital from subsidiary	48		31	—		(79)	—
Return of capital from subsidiary from sales of accounts receivable	214	(a)	—	—		(214)	—
	156		11	(75)		(242)	(150)
Cash flows used in financing activities
Net short-term debt borrowings	—		—	15		—	15
Borrowings of long-term debt	1,109		—	26		—	1,135
Repayments of long-term debt	(665)		—	(393)		—	(1,058)
Net intercompany loan (repayments) borrowings	(493)		(2)	495		—	—
Capital contribution from parent	—		20	31		(51)	—
Long-term debt and credit facility financing fees	(40)		—	—		—	(40)
Common stock dividends paid	—		(21)	—		21	—
Return of capital to parent	—		(31)	(48)		79	—
Return of capital to parent from sales of accounts receivable	—		—	(214)	(a)	214	—
	(89)		(34)	(88)		263	52
Effect of exchange rates on cash and cash equivalents	—		—	(4)		—	(4)
(Decrease) increase in cash and cash equivalents	(106)		—	84		—	(22)
Cash and cash equivalents (unrestricted) at beginning of year	276		—	125		—	401
Cash and cash equivalents (unrestricted) at end of year	$170		$—	$209		$—	$379

(a)
During the year ended December 31, 2013, Hexion Inc. contributed receivables of $214 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2013, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.